[DECHERT LLP LETTERHEAD]

February 9, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:     HARTFORD HLS SERIES FUND II, INC., FILE NOS. 033-03920/811-04615

Dear Sir or Madam:

Included herewith for filing on behalf of Hartford HLS Series Fund II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 71 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the Company’s annual update of its Registration Statement on behalf of the Company’s 4 separate series (the “Funds”) to update certain financial information and make other changes to the Funds’ disclosure documents, including certain changes that the Company believes could be construed as material. As discussed with Ms. Joyce Pickholz of the Commission Staff, because of certain changes made to the formatting and presentation of the prospectuses in this annual update, we believe it would not be helpful to provide a marked version of the Amendment via EDGAR. However, we are prepared to provide more tailored comparison documents under separate cover upon request.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 29, 2016. No fees are required in connection with this filing. Please contact me at (202) 261-3314 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:   John V. O’Hanlon